SLM Student Loan Trust 2006-3
Quarterly Servicing Report

Distribution Date	07/25/2006
Collection Period	04/01/2006 — 06/30/2006

SLM Funding LLC	—	Depositor
Sallie Mae Inc.	—	Servicer and Administrator
Deutsche Bank	—	Indenture Trustee
Chase Bank USA, National Association	—	Eligible Lender Trustee
SLM Investment Corp	—	Excess Distribution Certificateholder

I. 2006-3 Deal Parameters

	Student Loan Portfolio Characteristics		03/31/2006	Activity	06/30/2006
A	i	Portfolio Balance	$2,431,355,174.51	($302,105,033.86)	$2,129,250,140.65
	ii	Interest to be Capitalized	29,479,233.14		26,005,912.30

	iii	Total Pool	$2,460,834,407.65		$2,155,256,052.95

	iv	Capitalized Interest	$61,000,000.00		$61,000,000.00
	v	Specified Reserve Account Balance	6,152,086.02		5,388,140.13

	vi	Total Adjusted Pool	$2,527,986,493.67		$2,221,644,193.08

B	i	Weighted Average Coupon (WAC)	5.100%		5.140%
	ii	Weighted Average Remaining Term	122.81		120.30
	iii	Number of Loans	805,138		733,652
	iv	Number of Borrowers	432,569		395,473
	v	Aggregate Outstanding Principal Balance — T-Bill	$171,940,236.81		$152,407,732.25
	vi	Aggregate Outstanding Principal Balance — Commercial Paper	$2,288,894,170.84		$2,002,848,320.70
	vii	Pool Factor	0.983500150		0.861372323

						% of		% of
	Notes			Spread	Balance 4/25/06	O/S Securities	Balance 7/25/06	O/S Securities
C	i	A-1 Notes	78442GRZ1	-0.020%	$651,722,401.70	25.718%	$356,726,813.22	15.932%
	ii	A-2 Notes	78442GSA5	0.000%	825,000,000.00	32.556%	825,000,000.00	36.845%
	iii	A-3 Notes	78442GSB3	0.040%	335,000,000.00	13.220%	335,000,000.00	14.961%
	iv	A-4 Notes	78442GSC1	0.080%	483,000,000.00	19.060%	483,000,000.00	21.571%
	v	A-5 Notes	78442GSD9	0.100%	162,293,000.00	6.404%	162,293,000.00	7.248%
	vi	B Notes	78442GSE7	0.200%	77,082,000.00	3.042%	77,082,000.00	3.443%

	vii	Total Notes			$2,534,097,401.70	100.000%	$2,239,101,813.22	100.000%

	Reserve Account		04/25/2006	07/25/2006
D	i	Required Reserve Acct Deposit (%)	0.25%	0.25%
	ii	Reserve Acct Initial Deposit ($)
	iii	Specified Reserve Acct Balance ($)	$6,152,086.02	$5,388,140.13
	iv	Reserve Account Floor Balance ($)	$2,502,119.00	$2,502,119.00
	v	Current Reserve Acct Balance ($)	$6,152,086.02	$5,388,140.13

	Other Accounts		04/25/2006	07/25/2006
E	i	Capitalized Interest Account	$61,000,000.00	$61,000,000.00
	ii	Supplemental Purchase Account	$—	$0.00

	Asset/Liability		04/25/2006	07/25/2006
F	i	Total Adjusted Pool	$2,527,986,493.67	$2,221,644,193.08
	ii	Total Outstanding Balance Notes	$2,534,097,401.70	$2,239,101,813.22
	iii	Difference	$(6,110,908.03)	$(17,457,620.14)
	iv	Parity Ratio	0.99759	0.99220

II. 2006-3 Transactions from: 04/01/2006 through: 06/30/2006

A	Student Loan Principal Activity
	i	Regular Principal Collections	$311,654,394.46
	ii	Principal Collections from Guarantor	1,436,140.52
	iii	Principal Reimbursements	1,658,609.63
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$314,749,144.61

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$93,096.67
	ii	Capitalized Interest	(12,737,207.42)

	iii	Total Non-Cash Principal Activity	$(12,644,110.75)

C	Student Loan Principal Purchases		$—

D	Total Student Loan Principal Activity		$302,105,033.86

E	Student Loan Interest Activity
	i	Regular Interest Collections	$9,816,327.99
	ii	Interest Claims Received from Guarantors	24,485.04
	iii	Collection Fees/Returned Items	55,858.89
	iv	Late Fee Reimbursements	332,291.29
	v	Interest Reimbursements	17,038.45
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	2,388,826.56
	viii	Subsidy Payments	2,415,328.67

	ix	Total Interest Collections	$15,050,156.89

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$669.64
	ii	Capitalized Interest	12,737,207.42

	iii	Total Non-Cash Interest Adjustments	$12,737,877.06

G	Student Loan Interest Purchases		$—

H	Total Student Loan Interest Activity		$27,788,033.95

I	Non-Reimbursable Losses During Collection Period		$0.00
J	Cumulative Non-Reimbursable Losses to Date		$0.00

III. 2006-3 Collection Account Activity 04/01/2006 through 06/30/2006

A	Principal Collections
	i	Principal Payments Received	$33,504,246.23
	ii	Consolidation Principal Payments	279,586,288.75
	iii	Reimbursements by Seller	109,187.96
	iv	Borrower Benefits Reimbursements	207,584.71
	v	Reimbursements by Servicer	3,030.07
	vi	Re-purchased Principal	1,338,806.89

	vii	Total Principal Collections	$314,749,144.61

B	Interest Collections
	i	Interest Payments Received	$11,965,308.09
	ii	Consolidation Interest Payments	2,679,660.17
	iii	Reimbursements by Seller	106.81
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	1,097.71
	vi	Re-purchased Interest	15,833.93
	vii	Collection Fees/Return Items	55,858.89
	viii	Late Fees	332,291.29

	ix	Total Interest Collections	$15,050,156.89

C	Other Reimbursements		$99,213.25

D	Reserves in Excess of the Requirement		$763,945.89

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$2,499,851.06

G	Funds borrowed from previous distribution		$0.00

H	Return funds borrowed for previous distribution		$0.00

I	Funds Released from Capitalized Interest Account		$0.00

J	Excess Transferred from Supplemental Loan Purchase Account		$0.00

K	TOTAL AVAILABLE FUNDS		$333,162,311.70
	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$(3,597,714.55)

L	NET AVAILABLE FUNDS		$329,564,597.15

M	Servicing Fees Due for Current Period		$1,701,679.01

N	Carryover Servicing Fees Due		$0.00

O	Administration Fees Due		$20,000.00

P	Total Fees Due for Period		$1,721,679.01

IV. 2006-3 Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		% *		Principal Amount		% *
STATUS	03/31/2006	06/30/2006	03/31/2006	06/30/2006	03/31/2006	06/30/2006	03/31/2006	06/30/2006	03/31/2006	06/30/2006

INTERIM:
In School
Current	4.702%	4.703%	284,074	194,568	35.283%	26.520%	$907,517,115.51	$588,723,700.83	37.326%	27.649%

Grace
Current	4.701%	4.702%	168,364	105,016	20.911%	14.314%	493,141,381.03	328,752,071.85	20.283%	15.440%

TOTAL INTERIM	4.702%	4.702%	452,438	299,584	56.194%	40.835%	$1,400,658,496.54	$917,475,772.68	57.608%	43.089%

REPAYMENT
Active
Current	5.680%	5.591%	243,643	242,770	30.261%	33.091%	$709,800,646.48	$659,632,682.69	29.194%	30.980%
31-60 Days Delinquent	5.592%	5.521%	23,571	29,650	2.928%	4.041%	63,939,568.71	80,616,842.15	2.630%	3.786%
61-90 Days Delinquent	5.547%	5.477%	14,098	22,394	1.751%	3.052%	34,907,146.40	61,110,615.18	1.436%	2.870%
91-120 Days Delinquent	5.630%	5.509%	7,203	17,213	0.895%	2.346%	17,470,436.20	42,891,920.87	0.719%	2.014%
> 120 Days Delinquent	5.830%	5.532%	7,542	27,562	0.937%	3.757%	19,735,647.10	63,614,242.40	0.812%	2.988%

Deferment
Current	5.203%	4.907%	32,200	58,723	3.999%	8.004%	95,666,475.72	190,816,592.59	3.935%	8.962%

Forbearance
Current	5.846%	5.637%	24,310	35,220	3.019%	4.801%	88,687,207.58	111,458,882.19	3.648%	5.235%

TOTAL REPAYMENT	5.642%	5.471%	352,567	433,532	43.790%	59.092%	$1,030,207,128.19	$1,210,141,778.07	42.371%	56.834%

Claims in Process (1)	5.493%	5.811%	133	536	0.017%	0.073%	$489,549.78	$1,632,589.90	0.020%	0.077%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	5.100%	5.140%	805,138	733,652	100.000%	100.000%	$2,431,355,174.51	$2,129,250,140.65	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months.

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.

*	Percentages may not total 100% due to rounding.

V. 2006-3 Portfolio Characteristics by School and Program

LOAN TYPE	WAC	# Loans	$ Amount	%

- GSL — Subsidized	5.055%	409,281	$1,000,531,051.84	46.990%
- GSL — Unsubsidized	4.974%	287,104	896,045,587.55	42.083%
- PLUS Loans	6.108%	35,470	226,767,596.29	10.650%
- SLS Loans	6.614%	1,797	5,905,904.97	0.277%

- Total	5.140%	733,652	$2,129,250,140.65	100.000%

SCHOOL TYPE	WAC	# Loans	$ Amount	%

- Four Year	5.095%	472,137	$1,477,374,648.21	69.385%
- Two Year	5.206%	177,415	439,152,940.81	20.625%
- Technical	5.272%	84,083	212,692,463.92	9.989%
- Other	4.839%	17	30,087.71	0.001%

- Total	5.140%	733,652	$2,129,250,140.65	100.000%

*	Percentages may not total 100% due to rounding.
GSL — Guaranteed Stafford Loan
PLUS — Parent Loans for Undergraduate Students
SLS — Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

VI. 2006-3 Interest Accruals

A	Borrower Interest Accrued During Collection Period	$21,198,932.77
B	Interest Subsidy Payments Accrued During Collection Period	8,111,083.30
C	Special Allowance Payments Accrued During Collection Period	12,446,217.60
D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	2,499,851.06
E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Net Expected Interest Collections	$44,256,084.73
VII. 2006-3 Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate	Index
A	Class A-1 Interest Rate	0.012841111	4/25/06 - 7/25/06	1 NY Business Day	5.08000%	LIBOR

B	Class A-2 Interest Rate	0.012891667	4/25/06 - 7/25/06	1 NY Business Day	5.10000%	LIBOR

C	Class A-3 Interest Rate	0.012992778	4/25/06 - 7/25/06	1 NY Business Day	5.14000%	LIBOR

D	Class A-4 Interest Rate	0.013093889	4/25/06 - 7/25/06	1 NY Business Day	5.18000%	LIBOR

E	Class A-5 Interest Rate	0.013144444	4/25/06 - 7/25/06	1 NY Business Day	5.20000%	LIBOR

F	Class B Interest Rate	0.013397222	4/25/06 - 7/25/06	1 NY Business Day	5.30000%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

VIII. 2006-3 Inputs From Prior Period 3/31/06

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$2,431,355,174.51
	ii	Interest To Be Capitalized	29,479,233.14

	iii	Total Pool	$2,460,834,407.65
	iv	Specified Reserve Account Balance	6,152,086.02
	v	Capitalized Interest	61,000,000.00

	vi	Total Adjusted Pool	$2,527,986,493.67

B	Total Note Factor		0.986269969
C	Total Note Balance		$2,534,097,401.70

D	Note Balance 04/25/2006		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class B

	i	Current Factor	0.948649784	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$651,722,401.70	$825,000,000.00	$335,000,000.00	$483,000,000.00	$162,293,000.00	$77,082,000.00

	iii	Note Principal Shortfall	$6,110,908.03	$0.00	$0.00	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance		$6,152,086.02
F	Unpaid Primary Servicing Fees from Prior Month(s)		$0.00
G	Unpaid Administration fees from Prior Quarter(s)		$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)		$0.00
I	Interest Due on Unpaid Carryover Servicing Fees		$0.00

IX. 2006-3 Trust Account Reconciliations

Reserve Account
i	Beginning of Period Balance	$6,152,086.02
ii	Deposits to correct Shortfall	$0.00
iii	Total Reserve Account Balance Available	$6,152,086.02
iv	Required Reserve Account Balance	$5,388,140.13

v	Shortfall Carried to Next Period	$0.00
vi	Excess Reserve — Release to Collection Account	$763,945.89
vii	Ending Reserve Account Balance	$5,388,140.13

Capitalized Interest Account
Capitalized Interest Account release date		04/25/2007
i	Beginning of Period Account Balance	$61,000,000.00
ii	Capitalized Interest Release to the Collection Account	$0.00

iii	End of Period Account Balance	$61,000,000.00

Supplemental Loan Purchase Account
Supplemental Purchase Period End Date		03/23/2006
i	Beginning Balance	$0.00
ii	Deposits	$0.00
iii	Supplemental Loan Purchases	$0.00
iv	Transfers to Collection Account	$0.00

v	Ending Balance	$0.00

X. 2006-3 Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-M )		$329,564,597.15	$329,564,597.15

B	Primary Servicing Fees-Current Month		$1,701,679.01	$327,862,918.14

C	Administration Fee		$20,000.00	$327,842,918.14

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$8,368,839.77	$319,474,078.37
	ii	Class A-2	$10,635,625.00	$308,838,453.37
	iii	Class A-3	$4,352,580.56	$304,485,872.81
	iv	Class A-4	$6,324,348.33	$298,161,524.48
	v	Class A-5	$2,133,251.32	$296,028,273.16

	vi	Total Class A Interest Distribution	$31,814,644.98

E	Class B Noteholders’ Interest Distribution Amount		$1,032,684.68	$294,995,588.48

F	i	Class A-1	$294,995,588.48	$0.00
	ii	Class A-2	$0.00	$0.00
	iii	Class A-3	$0.00	$0.00
	iv	Class A-4	$0.00	$0.00
	v	Class A-5	$0.00	$0.00

	vi	Total Class A Principal Distribution	$294,995,588.48

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$0.00

H	Increase to the Specified Reserve Account Balance		$0.00	$0.00

I	Carryover Servicing Fees		$0.00	$0.00

J	Excess to Certificateholder		$0.00	$0.00

K	Waterfall Triggers
	i	Student Loan Principal Outstanding	$2,129,250,140.65
	ii	Borrower Interest Accrued	21,198,932.77
	iii	Interest Subsidy Payments Accrued	8,111,083.30
	iv	Special Allowance Payments Accrued	12,446,217.60
	v	Capitalized Interest Account Balance	61,000,000.00
	vi	Reserve Account Balance (after any reinstatement)	5,388,140.13

	vii	Total	$2,237,394,514.45
	viii	Less: Specified Reserve Account Balance	(5,388,140.13)

	ix	Total	$2,232,006,374.32

	x	Class A Notes Outstanding (after application of available funds)	$2,162,019,813.22

	xi	Insolvency Event or Event of Default Under Indenture	N

	xii	Available Funds Applied to Class A Noteholders’ Distribution Amount Before
		Any Amounts are Applied to the Class B Noteholders’ Distribution Amount
		(x > ix or xi = Y)	N

XI. 2006-3 Distributions and Account Reconciliations

A	Distribution Amounts		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class B
	i	Quarterly Interest Due	$8,368,839.77	$10,635,625.00	$4,352,580.56	$6,324,348.33	$2,133,251.32	$1,032,684.68
	ii	Quarterly Interest Paid	8,368,839.77	10,635,625.00	4,352,580.56	6,324,348.33	2,133,251.32	1,032,684.68

	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due	$312,453,208.62	$0.00	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	294,995,588.48	0.00	0.00	0.00	0.00	0.00

	ix	Quarterly Principal Shortfall	$17,457,620.14	$0.00	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$303,364,428.25	$10,635,625.00	$4,352,580.56	$6,324,348.33	$2,133,251.32	$1,032,684.68

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance 6/30/06	$2,534,097,401.70
	ii	Adjusted Pool Balance 6/30/06	2,221,644,193.08

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)	$312,453,208.62

	iv	Adjusted Pool Balance 3/31/06	$2,527,986,493.67
	v	Adjusted Pool Balance 6/30/06	2,221,644,193.08

	vi	Current Principal Due (iv-v)	$306,342,300.59
	vii	Principal Shortfall from Previous Collection Period	6,110,908.03

	viii	Principal Distribution Amount (vi + vii)	$312,453,208.62

	ix	Principal Distribution Amount Paid	$294,995,588.48

	x	Principal Shortfall (viii - ix)	$17,457,620.14

C		Total Principal Distribution	$294,995,588.48
D		Total Interest Distribution	32,847,329.66

E		Total Cash Distributions	$327,842,918.14

					Paydown
F	Note Balances			04/25/2006	Factor	07/25/2006
	i	A-1 Note Balance	78442GRZ1	$651,722,401.70		$356,726,813.22
		A-1 Note Pool Factor		0.948649784	0.429396781	0.519253003

	ii	A-2 Note Balance	78442GSA5	$825,000,000.00		$825,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78442GSB3	$335,000,000.00		$335,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78442GSC1	$483,000,000.00		$483,000,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	A-5 Note Balance	78442GSD9	$162,293,000.00		$162,293,000.00
		A-5 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	vi	B Note Balance	78442GSE7	$77,082,000.00		$77,082,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.000000000

XII. 2006-3 Historical Pool Information

				4/1/06-6/30/06	3/9/06-3/31/06

Beginning Student Loan Portfolio Balance				$2,431,355,174.51	$2,454,680,162.54

		Student Loan Principal Activity
		i	Regular Principal Collections	$311,654,394.46	$42,478,727.66
		ii	Principal Collections from Guarantor	1,436,140.52	14,954.48
		iii	Principal Reimbursements	1,658,609.63	1,424,625.73
		iv	Other System Adjustments	0.00	0.00

		v	Total Principal Collections	$314,749,144.61	$43,918,307.87
		Student Loan Non-Cash Principal Activity
		i	Other Adjustments	$93,096.67	$46,777.98
		ii	Capitalized Interest	(12,737,207.42)	(2,945,265.26)

		iii	Total Non-Cash Principal Activity	$(12,644,110.75)	$(2,898,487.28)

		Student Loan Principal Purchases		$—	$(17,694,832.56)

(-)		Total Student Loan Principal Activity		$302,105,033.86	$23,324,988.03

		Student Loan Interest Activity
		i	Regular Interest Collections	$9,816,327.99	$2,071,309.37
		ii	Interest Claims Received from Guarantors	24,485.04	38.54
		iii	Collection Fees/Returned Items	55,858.89	16,039.90
		iv	Late Fee Reimbursements	332,291.29	75,072.61
		v	Interest Reimbursements	17,038.45	18,589.94
		vi	Other System Adjustments	0.00	0.00
		vii	Special Allowance Payments	2,388,826.56	0.00
		viii	Subsidy Payments	2,415,328.67	0.00

		ix	Total Interest Collections	$15,050,156.89	$2,181,050.36

		Student Loan Non-Cash Interest Activity
		i	Interest Accrual Adjustment	$669.64	$(797.94)
		ii	Capitalized Interest	12,737,207.42	2,945,265.26

		iii	Total Non-Cash Interest Adjustments	$12,737,877.06	$2,944,467.32

		Student Loan Interest Purchases		$—	$(5,944,614.63)

		Total Student Loan Interest Activity		$27,788,033.95	$(819,096.95)

(=	)	Ending Student Loan Portfolio Balance		$2,129,250,140.65	$2,431,355,174.51

(+	)	Interest to be Capitalized		$26,005,912.30	$29,479,233.14

(=	)	TOTAL POOL		$2,155,256,052.95	$2,460,834,407.65

(+	)	Capitalized Interest		$61,000,000.00	$61,000,000.00

(+	)	Reserve Account Balance		$5,388,140.13	$6,152,086.02

(=	)	Total Adjusted Pool		$2,221,644,193.08	$2,527,986,493.67

XIII. 2006-3 Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Apr-06	$2,460,834,408	14.15%

Jul-06	$2,155,256,053	33.08%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.